INCOME TAXES (Schedule of Sources and Tax Effects of Differences for Periods) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sources and tax effects of the differences
Statutory U.S. federal tax rate	39.00%	39.00%
Effect of increase in valuation allowance	(39.00%)	(39.00%)
Effective income tax rate (as a percent)